Other Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other Finance Expenses
Summary of components of interest cost

	Year Ended December 31,
(U.S. Dollars in thousands)	2020	2019	2018
Interest expense	$29,142	$48,118	$46,768
Amortization of debt issuance cost and fair value of debt assumed	2,503	2,617	3,188
Total interest cost	$31,645	$50,735	$49,956

Summary of components of other finance expense

	Year Ended December 31,
(U.S. Dollars in thousands)	2019	2019	2018
Bank fees, charges	$441	$597	$551
Guarantee costs	—	—	403
Commitment fees	264	248	306
Total other finance expense	$705	$845	$1,260